The Munder Funds

Supplement Dated March 26, 2013

to the Statement of Additional Information (“SAI”)

dated October 26, 2012, as supplemented and restated on March 6, 2013

Investors are advised that the Munder Large-Cap Value Fund was liquidated on March 25, 2013.  Accordingly, all references to the Munder Large-Cap Value Fund are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE